Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of Cash Flow from Common Stock Subject to Possible Redemption to Redemption Value - Common Class A [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of Cash Flow from Common Stock Subject to Possible Redemption to Redemption Value [Line Items]
Gross proceeds	$ 175,000,000
IPO Costs allocated to Public Warrants	(5,250,000)
Class A common stock issuance costs	(12,346,005)
Plus: Accretion of carrying value to redemption value	21,096,005	$ 2,662,553
Class A common stock subject to possible redemption	$ 178,500,000	13,468,845
Less: Redemption of shares		$ (167,693,708)